Related Parties Transactions (Tables)	12 Months Ended
Jun. 30, 2024
Related Parties Transactions [Abstract]
Schedule of Related Parties	The table below sets forth the major related parties and their relationships with the Group as of June 30, 2024 and 2023:
No.	Related Parties	Relationship
1	Ufintek Group Pte. Ltd.	Wang Yizhou, Financial Director of Helport Singapore, serves as the Executive Director of Ufintek Group Pte. Ltd.
2	Stony Holdings Limited	Shareholder of Helport Limited
3	Ms. Fan Yu	Chairman of the Board of Directors of Helport Limited
4	Ms. Yizhou Wang	Financial Director of Helport Singapore

Schedule of Transactions with Related Parties:	The Group entered into the following transactions with related parties:
	For the years ended June 30,
	2024	2023	2022
Nature
Loan from related parties
Stony Holdings Limited	$84,991	$-	$-
Ufintek Group Pte. Ltd.	$-	$561,703	$18,229
Yu Fan	$269,986	$7,356	$178,159

Advance payment from a related party
Wang Yizhou	$-	$1,524	$-

Reimbursement for advance payment from a related party
Wang Yizhou	$1,524	$-	$-

Service fees paid to a related party
Wang Yizhou	$-	$751	$-

Loan repayment to related parties
Ufintek Group Pte. Ltd.	$3,638	$-	$-
Yu Fan	$-	$45,102	$114,465

Schedule of Due to Related Parties	The Group had the following balances with related parties:
	As of June 30,
	2024	2023
Amount due to related parties:
Ufintek Group Pte. Ltd. (1)	$604,084	$584,558
Yu Fan (1)	276,701	6,715
Stony Holdings Limited (2)	84,991	-
Wang Yizhou (1)	-	1,524
Total	$965,776	$592,797
(1)	The balance represents the advance funds received from related parties for daily operational purposes.
(2)	On March 15, 2024, the Group entered into Line of Credit Agreements with two existing shareholders, Hades Capital Limited and Stony Holdings Limited (collectively “Helport Shareholders”), which provides us with unsecured lines of credit in the principal maximum amount of $4,000,000 and $2,000,000, respectively. The principal indebtedness under the Line of Credit Agreements will mature on the third anniversary of the date the Line of Credit Agreements were entered into, at an interest rate of 0% per annum. As of June 30, 2024, an aggregate of $84,991 were drawn from such lines of credit.